HEDGE ACCOUNTING - Net Investment in Foreign Operations (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [line items]
Translation adjustment of the investments	$ 883,022	$ 95,329	$ 1,124,732
Exchange difference of financial liabilities	(366,195)	(47,942)	(576,881)
Exchange difference in forward contracts	(1,034,816)	$ (50,318)	$ (547,310)
Net OCI account	(517,989)
Leasing Bogota S.A. Panama
Disclosure of detailed information about hedges [line items]
Translation adjustment of the investments	822,384
Exchange difference of financial liabilities	(321,144)
Exchange difference in forward contracts	(1,011,842)
Net OCI account	(510,602)
Other subsidiaries and branches Banco de Bogota
Disclosure of detailed information about hedges [line items]
Translation adjustment of the investments	22,093
Exchange difference in forward contracts	(22,974)
Net OCI account	(881)
Occidental Bank Barbados Ltd.
Disclosure of detailed information about hedges [line items]
Translation adjustment of the investments	6,923
Exchange difference of financial liabilities	(6,923)
Banco de Occidente Panama. S.A.
Disclosure of detailed information about hedges [line items]
Translation adjustment of the investments	7,392
Exchange difference of financial liabilities	(7,392)
Sociedad Portuaria El Cayao S.A. E.S.P.
Disclosure of detailed information about hedges [line items]
Translation adjustment of the investments	5,657
Exchange difference of financial liabilities	(5,657)
Gases del Pacifico S.A.C.
Disclosure of detailed information about hedges [line items]
Translation adjustment of the investments	(3,928)
Exchange difference of financial liabilities	(2,579)
Net OCI account	(6,506)
Gas Natural de Lima y Callao S.A.C. - Calidda
Disclosure of detailed information about hedges [line items]
Translation adjustment of the investments	23,593
Exchange difference of financial liabilities	(23,593)
Gas Comprimido del Peru S.A.C.
Disclosure of detailed information about hedges [line items]
Translation adjustment of the investments	(1,136)
Exchange difference of financial liabilities	1,136
Gases del Norte del Peru S.A.C.
Disclosure of detailed information about hedges [line items]
Translation adjustment of the investments	43
Exchange difference of financial liabilities	$ (43)